STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES							$ 3,200	$ 3,200
COST AND EXPENSE
Research and development	531,116	455,253	986,498	927,662	2,489,747	1,682,557	13,154,188	14,140,686
General and administrative	433,386	553,860	881,004	851,050	1,936,417	1,633,786	14,921,567	15,802,571
TOTAL COST AND EXPENSE	964,502	1,009,113	1,867,502	1,778,712	4,426,164	3,316,343	28,075,755	29,943,257
LOSS FROM OPERATIONS	(964,502)	(1,009,113)	(1,867,502)	(1,778,712)	(4,426,164)	(3,316,343)	(28,072,555)	(29,940,057)
OTHER INCOME (EXPENSE)
Interest income	62	124	141	322	548	375	31,046	31,187
Dividend income							1,551	1,551
Realized gain on investment							3,911	3,911
Realized gain on disposal of assets							637	637
Litigation settlement							(47,500)	(47,500)
Commitment fee and interest expense	(184,723)	(18,615)	(204,273)	(120,560)	(130,922)	(166,654)	(333,129)	(537,402)
NET LOSS	$ (1,149,163)	$ (1,027,604)	$ (2,071,634)	$ (1,898,950)	$ (4,556,538)	$ (3,482,622)	$ (28,416,039)	$ (30,487,673)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.09)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	51,725,639	49,055,806	51,097,111	47,893,907	48,778,783	44,386,149